Bankers acceptance notes payable (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash and Cash Equivalents, Current	$ 328,254	$ 0
Bank of Hangzhou [Member]
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits	100.00%
Debt Instrument, Maturity Date	Mar. 21, 2017
Shanghai Pudong Development Bank [Member]
Debt Instrument, Maturity Date	Aug. 16, 2017
Debt Instrument, Collateral Amount	$ 4,000,000
Maximum [Member]
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits	100.00%
Minimum [Member]
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits	0.00%